UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:      Trafelet Capital Management, L.P. (1)

Address:   900 Third Avenue
           Floor 5
           New York, NY 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer             New York, New York             May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]



(1) Trafelet Capital Management, L.P. first became required to file a Form 13F with respect to the quarter ending March 31, 2007 by virtue of having been assigned investment management agreements from its affiliate, Trafelet & Company, LLC ("Trafelet"). Trafelet's 13F file number is 028-10380.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total: $3,074,582
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-10575                     Delta Offshore, Ltd.
2.    28-10576                     Delta Institutional, LP
3.    28-10829                     Trafelet & Company Advisors, LLC
4.    28-11644                     Delta Onshore, LP
5.    28-11648                     Delta Pleiades, LP
6.    28-12329                     Trafelet Cayman, Ltd.
7.    28-12330                     Delta US Partners, LP


                                                            FORM 13F INFORMATION TABLE
                                                         Trafelet Capital Management, L.P.
                                                                 March 31, 2007



COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8

                               TITLE                       VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MGRS   SOLE       SHARED NONE
--------------                 --------       -----       --------   -------    --- ----   ----------  ----   ----       ------ ----
AMAZON COM INC                 COM            023135106    79,580     2,000,000     PUT    SOLE        NONE    2,000,000 0      0
AMR CORP                       COM            001765106    64,971     2,133,700 SH         SOLE        NONE    2,133,700 0      0
AMR CORP                       COM            001765106     5,633       185,000     CALL   SOLE        NONE      185,000 0      0
ARMOR HOLDINGS INC             COM            042260109    59,897       889,600 SH         SOLE        NONE      889,600 0      0
BANKRATE INC                   COM            06646V108    61,374     1,741,600 SH         SOLE        NONE    1,741,600 0      0
BE AEROSPACE INC               COM            073302101    55,031     1,736,000 SH         SOLE        NONE    1,736,000 0      0
BELDEN CDT INC                 COM            077454106   206,670     3,856,500 SH         SOLE        NONE    3,856,500 0      0
BON-TON STORES INC             COM            09776J101   105,911     1,883,200 SH         SOLE        NONE    1,883,200 0      0
CONSOL ENERGY INC              COM            20854P109   117,805     3,010,600 SH         SOLE        NONE    3,010,600 0      0
COPA HOLDINGS SA               CL A           P31076105    22,300       433,100 SH         SOLE        NONE      433,100 0      0
CORNING INC                    COM            219350105    40,925     1,799,700 SH         SOLE        NONE    1,799,700 0      0
DOMTAR CORP                    COM            257559104    65,170     7,000,000 SH         SOLE        NONE    7,000,000 0      0
FREEPORT-MCMORAN COPPER & GO   CL B           35671D857    66,190     1,000,000 SH         SOLE        NONE    1,000,000 0      0
GENCO SHIPPING & TRADING LTD   SHS            Y2685T107    21,102       664,000 SH         SOLE        NONE      664,000 0      0
GILDAN ACTIVEWEAR INC          COM            375916103   219,558     3,730,800 SH         SOLE        NONE    3,730,800 0      0
GLOBAL CROSSING LTD            SHS NEW        G3921A175    45,636     1,659,500 SH         SOLE        NONE    1,659,500 0      0
HERTZ GLOBAL HOLDINGS INC      COM            42805T105    69,413     2,928,800 SH         SOLE        NONE    2,928,800 0      0
HORIZON LINES INC              COM            44044K101    68,138     2,076,100 SH         SOLE        NONE    2,076,100 0      0
INPHONIC INC                   COM            45772G105    27,916     2,561,100 SH         SOLE        NONE    2,561,100 0      0
KNOT INC                       COM            499184109    25,438     1,181,500 SH         SOLE        NONE    1,181,500 0      0
LAMAR ADVERTISING CO           CL A           512815101    46,969       745,900 SH         SOLE        NONE      745,900 0      0
LIVE NATION INC                COM            538034109    22,927     1,039,300 SH         SOLE        NONE    1,039,300 0      0
MOLSON COORS BREWING CO        CL B           60871R209    61,503       650,000 SH         SOLE        NONE      650,000 0      0
NAVIOS MARITIME HOLDINGS INC   COM            Y62196103    24,147     3,294,300 SH         SOLE        NONE    3,294,300 0      0
NEXCEN BRANDS INC              COM            653351106    14,047     1,416,000 SH         SOLE        NONE    1,416,000 0      0
NII HLDGS INC                  CL B NEW       62913F201    91,497     1,233,444 SH         SOLE        NONE    1,233,444 0      0
NRG ENERGY INC                 COM  NEW       629377508   133,108     1,847,700 SH         SOLE        NONE    1,847,700 0      0
NUTRI SYS INC NEW              COM            67069D108   154,463     2,947,200 SH         SOLE        NONE    2,947,200 0      0
PRECISION CASTPARTS CORP       COM            740189105   135,858     1,305,700 SH         SOLE        NONE    1,305,700 0      0
RADIOSHACK CORP                COM            750438103    85,280     3,155,000 SH         SOLE        NONE    3,155,000 0      0
RELIANT ENERGY INC             COM            75952B105   350,057    17,227,200 SH         SOLE        NONE   17,227,200 0      0
RELIANT ENERGY INC             COM            75952B105    30,480     1,500,000     CALL   SOLE        NONE    1,500,000 0      0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A       848574109    44,797     1,406,500 SH         SOLE        NONE    1,406,500 0      0
SUMMER INFANT INC              COM            865646103     3,855       771,000 SH         SOLE        NONE      771,000 0      0
TORTOISE CAP RES CORP          COM            89147N304     5,457       333,333 SH         SOLE        NONE      333,333 0      0
ULTRA PETROLEUM CORP           COM            903914109   183,596     3,455,600 SH         SOLE        NONE    3,455,600 0      0
ULTRAPETROL BAHAMAS LTD        COM            P94398107    10,051       599,000 SH         SOLE        NONE      599,000 0      0
U S AIRWAYS GROUP INC          COM            90341W108   245,269     5,392,900 SH         SOLE        NONE    5,392,900 0      0
XINHUA FIN MEDIA LTD           SPONSORED ADR  983982109     8,020       731,100 SH         SOLE        NONE      731,100 0      0










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